EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

10.  EARNINGS PER SHARE

ACCOUNTING POLICY

EPS is calculated based on the profit attributable to owners of Sibanye-Stillwater divided by the weighted average number of ordinary shares in issue during the year. A diluted EPS is presented when the inclusion of ordinary shares that may be issued in the future has a dilutive effect on EPS.

Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

10.1   BASIC EARNINGS PER SHARE

Basic EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

			Revised	Revised
	Notes	2017	2016	2015
Weighted average number of shares
Ordinary shares in issue (’000)		2,168,721	929,004	916,140
Bonus element of the rights issue (’000)	22	-	493,645	493,645
Bonus element of the capitalisation issue (’000)	34	86,749	129,272	129,272
Adjustment for weighting of ordinary shares in issue (’000)		(321,620)	(7,271)	(4,102)
Weighted average number of shares (’000)		1,933,850	1,544,650	1,534,955
Profit attributable to owners of Sibanye-Stillwater (SA rand million)		(4,437.4)	3,473.3	716.9
Basic EPS (cents)		(229)	225	47

10.2   DILUTED EARNINGS PER SHARE

Diluted EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the diluted number of ordinary shares in issue during the year.

Dilutive shares are the number of potentially dilutive ordinary shares that could be issued as a result of share options granted to employees under the share option schemes (refer to note 6) or as a result of the conversion of the US$450 million Convertible Bond (refer to note 24.4). At 31 December 2017, both of these were anti-dilutive.

		Revised	Revised
	2017	2016	2015
Diluted weighted average number of shares
Weighted average number of shares (’000)	1,933,850	1,544,650	1,534,955
Potential ordinary shares (’000)	-	2,161	5,671
Diluted weighted average number of shares (’000)	1,933,850	1,546,811	1,540,626
Diluted basic EPS (cents)	(229)	225	47

10.3   HEADLINE EARNINGS PER SHARE

Reconciliation of (loss)/profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million - SA rand	Notes	Gross	Net of tax
31 December 2017
Loss attributable to owners of Sibanye-Stillwater			(4,437.4)
Gain on disposal of property, plant and equipment	12	(40.7)	(29.3)
Impairments	8	4,411.0	4,242.8
Headline earnings			(223.9)
Headline EPS - cents			(12)
31 December 2016 (Revised)
Profit attributable to owners of Sibanye-Stillwater			3,473.3
Gain on disposal of property, plant and equipment	12	(95.4)	(68.7)
Impairments	8	1,381.1	1,281.7
Gain on acquisition	13.2	(2,178.6)	(2,178.6)
Headline earnings			2,507.7
Headline EPS - cents			162
31 December 2015 (Revised)
Profit attributable to owners of Sibanye-Stillwater			716.9
Gain on disposal of property, plant and equipment	12	(58.7)	(42.3)
Headline earnings			674.6
Headline EPS - cents			44

10.4   DILUTED HEADLINE EARNINGS PER SHARE

Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

		Revised	Revised
	2017	2016	2015
Diluted headline EPS - cents	(12)	162	44